Schedule of recoverable taxes (Details) - BRL (R$) R$ in Thousands			12 Months Ended
		Dec. 31, 2021	Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provision for tax losses		R$ 5,756,229	R$ 5,756,229		R$ 5,767,318
Business combination					45,854
Additions			1,193,666		1,363,865
Offsets			(1,294,494)		(1,148,205)
Transfers			(141,883)	[1]	(236,976)
Intrest	[1]		198,362
Exchange variation			(12,594)		39,809
Ending balance		5,756,229	5,756,229		5,767,318
[custom:ProvisionForTaxLosses-1]			5,767,318		5,643,279
[custom:ProvisionForRestatement]					105,546
I C M S And V A T Recoverable [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses		1,886,027	1,886,027		1,568,975
Business combination					6,479
Additions			668,918		570,056
Offsets			(185,750)		(549,446)
Transfers			(160,278)	[1]	(127,370)
Intrest			239
Exchange variation			(12,556)		39,832
Ending balance		1,886,027	1,886,027		1,568,975
[custom:ProvisionForTaxLosses-1]			1,568,975		1,635,663
[custom:ProvisionForRestatement]					240
I C M S And V A T Impairment [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses		(137,854)	(137,854)		(154,721)
Additions			(30,661)		(38,033)
Offsets			29,133		3,022
Transfers			18,395	[1]	21,483
Exchange variation
Ending balance		(137,854)	(137,854)		(154,721)
[custom:ProvisionForTaxLosses-1]			(154,721)		(141,193)
[custom:ProvisionForRestatement]
P I S And C O F I N S Recoverable [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses		2,685,276	2,685,276		3,168,099
Business combination					34,259
Additions			471,560		729,213
Offsets			(1,065,504)		(594,483)
Transfers
Intrest			76,862
Exchange variation
Ending balance		2,685,276	2,685,276		3,168,099
[custom:ProvisionForTaxLosses-1]			3,168,099		2,990,313
[custom:ProvisionForRestatement]					43,056
P I S And C O F I N S Impairment [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses		(14,228)	(14,228)		(14,228)
Ending balance		(14,228)	(14,228)		(14,228)
[custom:ProvisionForTaxLosses-1]			(14,228)
I P I Recoverable [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses		929,645	929,645		808,528
Business combination					1,109
Additions			7,392		2,319
Offsets			(2,363)		(7,201)
Transfers					(92,812)
Intrest			114,979
Exchange variation
Ending balance		929,645	929,645		808,528
[custom:ProvisionForTaxLosses-1]			808,528		848,865
[custom:ProvisionForRestatement]					57,357
I P I Impairment [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses		(1,984)	(1,984)		(1,984)
Additions					(263)
Offsets					2,097
Transfers
Exchange variation
Ending balance		(1,984)	(1,984)		(1,984)
[custom:ProvisionForTaxLosses-1]			(1,984)		(3,818)
[custom:ProvisionForRestatement]
I N S S Recoverable [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses		318,138	318,138		341,825
Business combination					12
Additions			36,829		88,621
Offsets			(66,810)		(7,663)
Transfers
Intrest			6,282
Exchange variation					7
Ending balance		318,138	318,138		341,825
[custom:ProvisionForTaxLosses-1]			341,825		255,967
[custom:ProvisionForRestatement]					4,893
I N S S Impairment [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses					(102)
Additions			102
Offsets
Transfers
Exchange variation
Ending balance					(102)
[custom:ProvisionForTaxLosses-1]			(102)		(102)
[custom:ProvisionForRestatement]
Other Taxes Recoverable [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses		92,216	92,216		52,889
Business combination					3,995
Additions			39,427		11,952
Offsets			(4,057)		(901)
Transfers					(38,277)
Exchange variation			(38)		(30)
Ending balance		92,216	92,216		52,889
[custom:ProvisionForTaxLosses-1]			52,889		80,145
[custom:ProvisionForRestatement]
Other Taxes Impairment [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses		(1,007)	(1,007)		(1,963)
Additions			99
Offsets			857		3,676
Transfers
Exchange variation
Ending balance		(1,007)	(1,007)		(1,963)
[custom:ProvisionForTaxLosses-1]			(1,963)		(5,639)
[custom:ProvisionForRestatement]
Income Taxes Recoverable [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses		294,050	294,050		107,728
Business combination					922
Additions			246,162		58,007
Offsets			(60,058)		(422,496)
Transfers
Intrest			18
Exchange variation			(722)		37,098
Ending balance		294,050	294,050		107,728
[custom:ProvisionForTaxLosses-1]			107,728		430,778
[custom:ProvisionForRestatement]					4,341
Income Taxes Impairment [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses		(15,933)	(15,933)		(9,029)
Additions		(6,904)
Offsets
Transfers
Exchange variation
Ending balance		(15,933)	(15,933)		(9,029)
[custom:ProvisionForTaxLosses-1]			(9,029)		(9,029)
[custom:ProvisionForRestatement]
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Provision for tax losses		278,117	278,117		98,699
Business combination					922
Additions			239,258		58,007
Offsets			(60,058)		(422,496)
Transfers
Intrest			18
Exchange variation			(722)		37,098
Ending balance		R$ 278,117	278,117		98,699
[custom:ProvisionForTaxLosses-1]			R$ 98,699		421,749
[custom:ProvisionForRestatement]					R$ 4,341

[1]	The transfers occur from Recoverable Taxes to Other Current Assets and Other Non-Current Assets when sales of credits are made to third parties.